Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Taxes
Summary of reconciliation of statutory rate to the Company's effective tax rate
	For the years ended September 30,
	2024	2023	2022
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	-	0.5%	(10.2%)
Research and development (“R&D”) tax credit	0.3%	2.9%	(3.5%)
Exempt income	-	0.9%	-
Effect of non-taxable government subsidy income	-	-	(4.8%)
Non-PRC entities not subject to PRC tax	(14.7%)	(20.8%)	9.8%
Change in valuation allowance	0.1%	0.5%	(2.4%)
Others	(10.4%)	(1.4%)	2.2%
Effective tax rate	0.1%	7.6%	16.1%

Summary of provision for income tax
	For the years ended September 30,
	2024	2023	2022
Current income tax expenses	$59	$(203,551)	$323,306
Deferred income tax expenses	(8,984)	(18,571)	(9,033)
Income tax (benefits) expenses	$(8,925)	$(222,122)	$314,273

Summary of components of deferred tax liabilities and assets
	September 30,	September 30,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$806,941	$6,152,427
Allowance on receivables	2,411,270	583,463
Allowance on inventory	76,551	344,474
Valuation allowance on deferred tax assets	(3,294,762)	(7,080,364)
Total	-	-

Deferred tax liabilities:
Accelerated depreciation of equipment	-	$34,153
Total	-	$34,153